First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 46.2%
	Aerospace & Defense – 2.2%
$500,000	Boeing (The) Co.	2.70%	02/01/27	$453,019
500,000	Boeing (The) Co.	3.25%	02/01/28	451,251
1,000,000	Boeing (The) Co.	5.71%	05/01/40	923,324
1,000,000	Lockheed Martin Corp.	5.10%	11/15/27	994,840
2,000,000	Lockheed Martin Corp.	5.25%	01/15/33	1,977,080
1,000,000	Lockheed Martin Corp.	5.70%	11/15/54	998,657
1,000,000	Lockheed Martin Corp.	5.90%	11/15/63	1,020,752
500,000	Northrop Grumman Corp.	2.93%	01/15/25	482,333
500,000	Northrop Grumman Corp.	3.25%	01/15/28	458,853
500,000	Northrop Grumman Corp.	4.70%	03/15/33	466,990
750,000	Northrop Grumman Corp.	4.03%	10/15/47	574,922
250,000	Northrop Grumman Corp.	5.25%	05/01/50	230,970
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	879,776
500,000	RTX Corp.	5.00%	02/27/26	494,107
1,000,000	RTX Corp.	3.13%	05/04/27	920,278
1,873,000	RTX Corp.	2.38%	03/15/32	1,447,280
2,500,000	RTX Corp.	5.15%	02/27/33	2,368,630
1,500,000	RTX Corp.	3.13%	07/01/50	934,422
1,000,000	RTX Corp.	2.82%	09/01/51	573,802
2,500,000	RTX Corp.	5.38%	02/27/53	2,265,260
				18,916,546
	Air Freight & Logistics – 0.1%
1,750,000	FedEx Corp.	3.25%	05/15/41	1,209,278
	Banks – 8.3%
2,050,000	Bank of America Corp. (a)	1.84%	02/04/25	2,016,602
750,000	Bank of America Corp. (a)	2.02%	02/13/26	705,960
2,500,000	Bank of America Corp. (a)	3.38%	04/02/26	2,393,323
950,000	Bank of America Corp.	3.50%	04/19/26	897,286
1,000,000	Bank of America Corp. (a)	1.20%	10/24/26	904,525
2,500,000	Bank of America Corp. (a)	5.08%	01/20/27	2,444,194
500,000	Bank of America Corp. (a)	3.56%	04/23/27	469,238
450,000	Bank of America Corp. (a)	2.55%	02/04/28	401,449
475,000	Bank of America Corp. (a)	4.38%	04/27/28	448,654
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	961,221
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,064,943
1,000,000	Bank of America Corp. (a)	2.09%	06/14/29	837,492
500,000	Bank of America Corp. (a)	4.27%	07/23/29	460,999
500,000	Bank of America Corp. (a)	3.97%	02/07/30	449,279
500,000	Bank of America Corp. (a)	3.19%	07/23/30	427,649
500,000	Bank of America Corp. (a)	2.88%	10/22/30	416,873
500,000	Bank of America Corp. (a)	1.90%	07/23/31	380,137
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	754,818
500,000	Bank of America Corp. (a)	2.57%	10/20/32	384,452
750,000	Bank of America Corp. (a)	2.97%	02/04/33	591,699
500,000	Bank of America Corp. (a)	4.57%	04/27/33	444,165
1,000,000	Bank of America Corp. (a)	5.02%	07/22/33	920,508
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,258,742
1,500,000	Bank of America Corp. (a)	2.48%	09/21/36	1,092,528
500,000	Bank of America Corp. (a)	4.08%	04/23/40	396,944
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	640,942
2,000,000	Bank of America Corp. (a)	3.31%	04/22/42	1,392,939
500,000	Bank of America Corp. (a)	3.95%	01/23/49	369,034
500,000	Bank of America Corp. (a)	4.33%	03/15/50	388,067

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$500,000	Bank of America Corp. (a)	2.83%	10/24/51	$294,521
750,000	Bank of America Corp. (a)	2.97%	07/21/52	453,301
2,000,000	Bank of America N.A.	5.65%	08/18/25	1,995,459
2,000,000	Bank of America N.A.	5.53%	08/18/26	1,990,994
1,000,000	Citibank N.A.	5.80%	09/29/28	1,000,479
500,000	Citigroup, Inc. (a)	2.67%	01/29/31	405,749
2,000,000	Citigroup, Inc. (a)	2.56%	05/01/32	1,549,039
1,000,000	Citigroup, Inc. (a)	3.06%	01/25/33	790,912
500,000	Citigroup, Inc. (a)	3.88%	01/24/39	387,670
400,000	Fifth Third Bancorp (a)	6.34%	07/27/29	395,360
2,000,000	JPMorgan Chase & Co. (a)	0.82%	06/01/25	1,925,725
500,000	JPMorgan Chase & Co. (a)	2.30%	10/15/25	479,716
500,000	JPMorgan Chase & Co. (a)	2.60%	02/24/26	476,176
1,000,000	JPMorgan Chase & Co. (a)	4.08%	04/26/26	970,716
500,000	JPMorgan Chase & Co. (a)	1.05%	11/19/26	449,478
500,000	JPMorgan Chase & Co. (a)	1.04%	02/04/27	445,113
500,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	446,338
1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	876,407
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	499,199
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	925,321
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	482,103
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	453,796
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	843,154
1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	973,371
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	446,197
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	789,297
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	796,428
1,000,000	JPMorgan Chase & Co. (a)	4.59%	04/26/33	901,802
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	920,470
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	948,862
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	628,914
2,000,000	JPMorgan Chase & Co. (a)	3.16%	04/22/42	1,375,617
500,000	JPMorgan Chase & Co. (a)	4.26%	02/22/48	389,538
750,000	JPMorgan Chase & Co. (a)	3.96%	11/15/48	547,867
500,000	JPMorgan Chase & Co. (a)	3.90%	01/23/49	363,122
2,000,000	JPMorgan Chase & Co. (a)	3.33%	04/22/52	1,300,956
1,175,000	PNC Financial Services Group (The), Inc. (a)	5.81%	06/12/26	1,165,951
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	970,594
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	907,506
1,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	939,071
1,000,000	Truist Financial Corp. (a)	5.12%	01/26/34	894,601
2,000,000	US Bancorp (a)	5.78%	06/12/29	1,947,870
3,500,000	US Bancorp (a)	4.84%	02/01/34	3,083,900
2,000,000	US Bancorp (a)	5.84%	06/12/34	1,887,853
1,750,000	Wells Fargo Bank N.A.	5.55%	08/01/25	1,744,802
2,250,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,235,681
				71,011,658
	Beverages – 0.6%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	802,502
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	959,391
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	212,722
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	999,814

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$2,000,000	Constellation Brands, Inc.	4.90%	05/01/33	$1,857,461
				4,831,890
	Biotechnology – 2.5%
1,000,000	AbbVie, Inc.	2.60%	11/21/24	964,408
500,000	AbbVie, Inc.	3.80%	03/15/25	486,170
2,000,000	AbbVie, Inc.	2.95%	11/21/26	1,856,822
1,225,000	AbbVie, Inc.	4.05%	11/21/39	1,002,804
275,000	AbbVie, Inc.	4.40%	11/06/42	228,817
300,000	AbbVie, Inc.	4.70%	05/14/45	255,875
250,000	AbbVie, Inc.	4.88%	11/14/48	218,769
1,000,000	AbbVie, Inc.	4.25%	11/21/49	792,414
1,000,000	Amgen, Inc.	5.51%	03/02/26	994,228
5,000,000	Amgen, Inc.	5.15%	03/02/28	4,919,307
500,000	Amgen, Inc.	2.45%	02/21/30	414,292
500,000	Amgen, Inc.	5.25%	03/02/30	488,691
1,000,000	Amgen, Inc.	2.00%	01/15/32	759,438
500,000	Amgen, Inc.	3.35%	02/22/32	422,581
1,000,000	Amgen, Inc.	5.25%	03/02/33	956,401
750,000	Amgen, Inc.	3.15%	02/21/40	529,742
1,000,000	Amgen, Inc.	2.80%	08/15/41	649,436
3,000,000	Amgen, Inc.	5.60%	03/02/43	2,790,914
750,000	Amgen, Inc.	3.38%	02/21/50	491,561
500,000	Amgen, Inc.	4.20%	02/22/52	374,935
2,500,000	Amgen, Inc.	5.65%	03/02/53	2,341,564
				21,939,169
	Capital Markets – 6.3%
2,500,000	Bank of New York Mellon (The) Corp. (a)	4.97%	04/26/34	2,307,000
3,000,000	Goldman Sachs Group (The), Inc. (a)	0.93%	10/21/24	2,976,352
1,925,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	1,918,314
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	481,570
500,000	Goldman Sachs Group (The), Inc. (a)	0.86%	02/12/26	463,554
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	523,048
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	465,258
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	703,824
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.43%	03/09/27	890,573
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	875,919
1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	1,324,914
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	847,455
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	4,734,111
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	454,258
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	462,700
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	409,794
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	750,077
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	781,540
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,158,470
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	800,030
500,000	Goldman Sachs Group (The), Inc. (a)	4.02%	10/31/38	393,959
500,000	Goldman Sachs Group (The), Inc. (a)	4.41%	04/23/39	412,005
1,000,000	Goldman Sachs Group (The), Inc. (a)	3.21%	04/22/42	678,605
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	646,731
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	345,209
1,000,000	Morgan Stanley (a)	0.86%	10/21/25	942,528
1,000,000	Morgan Stanley (a)	1.16%	10/21/25	944,263

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$800,000	Morgan Stanley	3.88%	01/27/26	$765,123
500,000	Morgan Stanley (a)	2.19%	04/28/26	469,886
1,000,000	Morgan Stanley (a)	4.68%	07/17/26	974,396
500,000	Morgan Stanley (a)	5.05%	01/28/27	490,254
1,000,000	Morgan Stanley (a)	1.59%	05/04/27	890,302
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	892,007
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	987,638
500,000	Morgan Stanley (a)	3.77%	01/24/29	456,175
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	963,381
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	1,924,944
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,437,189
500,000	Morgan Stanley (a)	4.43%	01/23/30	462,736
500,000	Morgan Stanley (a)	2.70%	01/22/31	409,060
1,000,000	Morgan Stanley (a)	1.93%	04/28/32	743,252
2,500,000	Morgan Stanley (a)	2.24%	07/21/32	1,885,465
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	765,516
1,000,000	Morgan Stanley (a)	2.94%	01/21/33	787,853
1,000,000	Morgan Stanley (a)	4.89%	07/20/33	909,153
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	1,858,217
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	943,723
1,000,000	Morgan Stanley (a)	2.48%	09/16/36	727,124
500,000	Morgan Stanley	3.97%	07/22/38	396,997
500,000	Morgan Stanley (a)	4.46%	04/22/39	417,978
1,000,000	Morgan Stanley (a)	3.22%	04/22/42	689,584
1,000,000	Morgan Stanley (a)	2.80%	01/25/52	583,047
2,000,000	Morgan Stanley Bank N.A.	5.48%	07/16/25	1,993,344
1,000,000	Nasdaq, Inc.	5.55%	02/15/34	955,006
250,000	Nasdaq, Inc.	5.95%	08/15/53	233,711
				53,705,122
	Commercial Services & Supplies – 0.3%
2,500,000	Waste Management, Inc.	4.88%	02/15/29	2,445,792
500,000	Waste Management, Inc.	4.88%	02/15/34	473,483
				2,919,275
	Diversified Telecommunication Services – 1.4%
500,000	AT&T, Inc.	2.30%	06/01/27	442,902
500,000	AT&T, Inc.	1.65%	02/01/28	422,239
462,000	AT&T, Inc.	4.30%	02/15/30	420,844
500,000	AT&T, Inc.	2.75%	06/01/31	400,245
500,000	AT&T, Inc.	2.25%	02/01/32	376,465
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,022,852
1,186,000	AT&T, Inc.	3.50%	09/15/53	733,420
504,000	AT&T, Inc.	3.55%	09/15/55	308,844
1,044,000	AT&T, Inc.	3.65%	09/15/59	635,886
1,500,000	Verizon Communications, Inc.	1.45%	03/20/26	1,354,780
500,000	Verizon Communications, Inc.	2.10%	03/22/28	429,672
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,015,204
500,000	Verizon Communications, Inc.	1.75%	01/20/31	376,986
500,000	Verizon Communications, Inc.	2.55%	03/21/31	398,379
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,528,779
500,000	Verizon Communications, Inc.	2.65%	11/20/40	316,730
500,000	Verizon Communications, Inc.	3.40%	03/22/41	354,713
500,000	Verizon Communications, Inc.	2.88%	11/20/50	289,294
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	658,584

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	$704,615
				12,191,433
	Electric Utilities – 8.0%
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	636,997
500,000	AEP Texas, Inc.	5.25%	05/15/52	429,512
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	704,667
2,000,000	AEP Transmission Co., LLC	2.75%	08/15/51	1,146,237
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	465,818
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,872,013
500,000	Alabama Power Co.	3.45%	10/01/49	333,899
1,000,000	Alabama Power Co.	3.13%	07/15/51	614,957
1,000,000	American Electric Power Co., Inc.	5.70%	08/15/25	995,306
2,500,000	American Electric Power Co., Inc.	1.00%	11/01/25	2,266,472
1,000,000	American Electric Power Co., Inc.	5.75%	11/01/27	1,006,530
2,500,000	American Electric Power Co., Inc.	5.63%	03/01/33	2,421,981
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,011,845
1,000,000	Appalachian Power Co.	2.70%	04/01/31	805,353
2,000,000	Appalachian Power Co.	4.50%	08/01/32	1,791,774
1,000,000	Commonwealth Edison Co.	2.55%	06/15/26	930,733
500,000	Commonwealth Edison Co.	4.90%	02/01/33	476,386
500,000	Commonwealth Edison Co.	4.00%	03/01/49	376,350
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	919,544
500,000	Duke Energy Carolinas LLC	2.85%	03/15/32	408,498
2,000,000	Duke Energy Carolinas LLC	4.95%	01/15/33	1,902,260
500,000	Duke Energy Carolinas LLC	3.55%	03/15/52	342,361
2,000,000	Duke Energy Carolinas LLC	5.35%	01/15/53	1,832,656
2,000,000	Duke Energy Corp.	5.00%	12/08/25	1,972,660
2,000,000	Duke Energy Corp.	5.00%	12/08/27	1,953,812
500,000	Duke Energy Corp.	4.30%	03/15/28	474,430
1,000,000	Duke Energy Corp.	4.50%	08/15/32	900,245
1,000,000	Duke Energy Corp.	5.75%	09/15/33	982,783
2,500,000	Duke Energy Corp.	3.30%	06/15/41	1,714,702
2,000,000	Duke Energy Corp.	3.50%	06/15/51	1,298,765
2,500,000	Duke Energy Corp.	5.00%	08/15/52	2,082,552
1,000,000	Duke Energy Corp.	6.10%	09/15/53	971,285
500,000	Duke Energy Ohio, Inc.	5.25%	04/01/33	483,309
1,000,000	Duke Energy Progress LLC	4.00%	04/01/52	730,389
2,000,000	Exelon Corp.	2.75%	03/15/27	1,817,557
1,000,000	Exelon Corp.	3.35%	03/15/32	832,958
1,500,000	Exelon Corp.	4.10%	03/15/52	1,087,037
4,425,000	FirstEnergy Transmission LLC (b)	4.35%	01/15/25	4,321,488
1,250,000	Florida Power & Light Co.	4.80%	05/15/33	1,182,762
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,448,206
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	351,335
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	317,461
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	945,574
2,500,000	Northern States Power Co.	5.10%	05/15/53	2,242,761
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	2,877,482
2,500,000	Ohio Power Co.	2.90%	10/01/51	1,486,197
500,000	PECO Energy Co.	3.90%	03/01/48	375,163
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,207,032
3,000,000	Public Service Co. of Colorado	5.25%	04/01/53	2,618,094
700,000	Public Service Electric and Gas Co.	5.20%	08/01/33	684,392
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	477,564

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$500,000	Southwestern Electric Power Co.	2.75%	10/01/26	$459,449
3,480,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	3,362,323
500,000	Virginia Electric & Power Co.	3.75%	05/15/27	472,232
				68,824,148
	Financial Services – 0.5%
1,500,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	1,385,949
1,000,000	Fiserv, Inc.	3.20%	07/01/26	935,476
333,000	Fiserv, Inc.	5.38%	08/21/28	328,905
500,000	Fiserv, Inc.	3.50%	07/01/29	446,357
250,000	Fiserv, Inc.	2.65%	06/01/30	205,547
1,000,000	Fiserv, Inc.	5.63%	08/21/33	969,319
500,000	Fiserv, Inc.	4.40%	07/01/49	383,411
				4,654,964
	Food Products – 0.1%
750,000	Conagra Brands, Inc.	5.30%	10/01/26	742,733
	Ground Transportation – 0.7%
3,000,000	CSX Corp.	4.10%	11/15/32	2,700,301
1,000,000	CSX Corp.	5.20%	11/15/33	967,762
1,500,000	CSX Corp.	4.50%	11/15/52	1,222,675
1,500,000	Union Pacific Corp.	4.95%	05/15/53	1,345,343
				6,236,081
	Health Care Equipment & Supplies – 0.2%
1,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	970,818
1,000,000	Baxter International, Inc.	3.13%	12/01/51	595,906
				1,566,724
	Health Care Providers & Services – 3.6%
1,143,000	Centene Corp.	4.25%	12/15/27	1,054,720
2,000,000	Centene Corp.	2.45%	07/15/28	1,691,398
1,000,000	Centene Corp.	2.50%	03/01/31	769,389
800,000	CVS Health Corp.	1.75%	08/21/30	616,019
1,000,000	CVS Health Corp.	5.25%	02/21/33	947,818
500,000	CVS Health Corp.	2.70%	08/21/40	315,576
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,039,500
1,000,000	CVS Health Corp.	5.63%	02/21/53	899,744
1,000,000	Elevance Health, Inc.	5.35%	10/15/25	993,962
500,000	Elevance Health, Inc.	2.55%	03/15/31	405,517
500,000	Elevance Health, Inc.	4.10%	05/15/32	445,646
1,000,000	Elevance Health, Inc.	3.60%	03/15/51	687,250
500,000	Elevance Health, Inc.	4.55%	05/15/52	405,179
1,000,000	Elevance Health, Inc.	6.10%	10/15/52	1,007,723
1,000,000	HCA, Inc.	2.38%	07/15/31	766,087
2,500,000	HCA, Inc.	5.50%	06/01/33	2,366,102
2,500,000	HCA, Inc.	3.50%	07/15/51	1,563,329
2,500,000	HCA, Inc.	5.90%	06/01/53	2,254,146
2,500,000	UnitedHealth Group, Inc.	5.25%	02/15/28	2,505,336
1,000,000	UnitedHealth Group, Inc.	4.25%	01/15/29	952,380
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,479,697
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	989,756
2,000,000	UnitedHealth Group, Inc.	5.88%	02/15/53	2,009,731
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,012,962

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$500,000	UnitedHealth Group, Inc.	5.20%	04/15/63	$446,922
500,000	Universal Health Services, Inc.	2.65%	10/15/30	390,044
1,000,000	Universal Health Services, Inc.	2.65%	01/15/32	750,313
				30,766,246
	Insurance – 0.7%
1,000,000	Aon Corp / Aon Global Holdings PLC	5.35%	02/28/33	959,699
1,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	959,051
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	917,345
700,000	Brown & Brown, Inc.	4.20%	09/15/24	687,569
750,000	Brown & Brown, Inc.	2.38%	03/15/31	580,269
1,000,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	1,002,334
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,029,762
				6,136,029
	Life Sciences Tools & Services – 0.9%
2,000,000	IQVIA, Inc. (b)	5.70%	05/15/28	1,945,580
3,775,000	Thermo Fisher Scientific, Inc.	4.80%	11/21/27	3,732,932
500,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	480,973
2,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	1,349,543
				7,509,028
	Machinery – 0.2%
1,350,000	Ingersoll Rand, Inc.	5.40%	08/14/28	1,328,289
333,000	Otis Worldwide Corp.	5.25%	08/16/28	327,556
				1,655,845
	Media – 1.6%
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	01/15/29	2,039,983
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30%	02/01/32	364,609
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	06/01/41	633,067
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	03/01/42	1,546,542
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.70%	04/01/51	582,544
2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	06/01/52	1,197,147
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.40%	12/01/61	616,886
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	5.50%	04/01/63	370,338
2,000,000	Comcast Corp.	5.35%	11/15/27	1,999,885
1,000,000	Comcast Corp.	4.55%	01/15/29	960,582
1,500,000	Comcast Corp.	5.50%	11/15/32	1,483,483
500,000	Comcast Corp.	3.25%	11/01/39	365,670
1,000,000	Comcast Corp.	3.75%	04/01/40	775,230
500,000	Comcast Corp.	4.00%	08/15/47	373,973
500,000	Comcast Corp.	3.45%	02/01/50	338,404
543,000	Comcast Corp.	2.94%	11/01/56	308,859
				13,957,202

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Multi-Utilities – 0.4%
$2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	$2,016,029
1,185,000	Dominion Energy, Inc.	3.07%	08/15/24	1,154,015
				3,170,044
	Oil, Gas & Consumable Fuels – 2.4%
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	478,093
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	468,670
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	395,656
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,030,092
500,000	BP Capital Markets America, Inc.	4.81%	02/13/33	468,264
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	691,379
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	614,433
1,000,000	Cheniere Energy Partners L.P. (b)	5.95%	06/30/33	965,720
500,000	Diamondback Energy, Inc.	3.50%	12/01/29	444,047
250,000	Energy Transfer L.P.	4.20%	04/15/27	235,709
500,000	Energy Transfer L.P.	4.00%	10/01/27	464,614
500,000	Energy Transfer L.P.	5.55%	02/15/28	491,621
1,250,000	Energy Transfer L.P.	5.25%	04/15/29	1,199,153
1,000,000	Energy Transfer L.P.	5.75%	02/15/33	962,353
250,000	Energy Transfer L.P.	5.30%	04/15/47	203,404
500,000	Energy Transfer L.P.	5.40%	10/01/47	413,026
250,000	Energy Transfer L.P.	6.00%	06/15/48	222,241
2,250,000	Energy Transfer L.P.	6.25%	04/15/49	2,067,945
1,000,000	Enterprise Products Operating LLC	5.05%	01/10/26	989,452
1,360,000	Enterprise Products Operating LLC	5.35%	01/31/33	1,330,689
500,000	Kinder Morgan, Inc.	5.20%	06/01/33	462,773
500,000	Pioneer Natural Resources Co.	1.13%	01/15/26	452,078
250,000	Plains All American Pipeline L.P./PAA Finance Corp.	3.80%	09/15/30	214,908
1,000,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.90%	02/15/45	760,607
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	485,303
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	233,059
250,000	Williams (The) Cos., Inc.	3.50%	11/15/30	215,716
1,000,000	Williams (The) Cos., Inc.	2.60%	03/15/31	796,970
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	504,511
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	227,190
1,000,000	Williams (The) Cos., Inc.	4.85%	03/01/48	799,983
				20,289,659
	Personal Care Products – 0.2%
1,000,000	Kenvue, Inc. (b)	5.05%	03/22/28	987,382
1,000,000	Kenvue, Inc. (b)	5.10%	03/22/43	924,053
				1,911,435
	Pharmaceuticals – 0.5%
500,000	Astrazeneca Finance LLC	1.75%	05/28/28	428,282
1,000,000	Astrazeneca Finance LLC	2.25%	05/28/31	806,318
2,347,000	Zoetis, Inc.	5.40%	11/14/25	2,337,566
1,000,000	Zoetis, Inc.	5.60%	11/16/32	996,110
				4,568,276
	Semiconductors & Semiconductor Equipment – 0.4%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	426,589
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	391,028
250,000	Broadcom, Inc.	4.30%	11/15/32	218,189
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	186,534

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$383,000	Broadcom, Inc. (b)	3.42%	04/15/33	$306,499
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	392,909
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	553,684
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	347,781
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	334,599
				3,157,812
	Software – 2.0%
1,500,000	Oracle Corp.	2.50%	04/01/25	1,428,480
787,000	Oracle Corp.	5.80%	11/10/25	790,125
1,000,000	Oracle Corp.	4.50%	05/06/28	953,636
750,000	Oracle Corp.	6.15%	11/09/29	761,740
1,500,000	Oracle Corp.	4.65%	05/06/30	1,403,551
2,500,000	Oracle Corp.	6.25%	11/09/32	2,532,246
500,000	Oracle Corp.	4.90%	02/06/33	461,077
500,000	Oracle Corp.	6.50%	04/15/38	504,141
1,900,000	Oracle Corp.	5.38%	07/15/40	1,686,959
500,000	Oracle Corp.	3.65%	03/25/41	357,056
500,000	Oracle Corp.	3.60%	04/01/50	323,717
500,000	Oracle Corp.	3.95%	03/25/51	343,112
2,000,000	Oracle Corp.	6.90%	11/09/52	2,062,289
1,000,000	Oracle Corp.	5.55%	02/06/53	876,881
1,250,000	Salesforce, Inc.	2.70%	07/15/41	847,354
500,000	VMware, Inc.	1.40%	08/15/26	441,226
500,000	VMware, Inc.	1.80%	08/15/28	415,302
1,000,000	VMware, Inc.	2.20%	08/15/31	755,034
				16,943,926
	Specialized REITs – 0.1%
500,000	Crown Castle, Inc.	1.05%	07/15/26	439,054
500,000	Crown Castle, Inc.	2.10%	04/01/31	381,840
				820,894
	Specialty Retail – 0.4%
1,462,000	AutoZone, Inc.	4.50%	02/01/28	1,403,007
2,000,000	AutoZone, Inc.	4.75%	02/01/33	1,820,224
				3,223,231
	Trading Companies & Distributors – 0.1%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	950,406
	Wireless Telecommunication Services – 1.5%
2,500,000	T-Mobile USA, Inc.	3.50%	04/15/25	2,412,892
1,000,000	T-Mobile USA, Inc.	1.50%	02/15/26	907,062
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	467,378
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	1,919,015
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	645,271
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	597,066
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	381,239
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,416,601
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	994,633
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	626,286
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,371,283

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Wireless Telecommunication Services (Continued)
$1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	$913,343
				12,652,069
	Total Corporate Bonds and Notes			396,461,123
	(Cost $451,290,322)
FOREIGN CORPORATE BONDS AND NOTES – 4.9%
	Banks – 1.9%
1,500,000	Barclays PLC (a)	1.01%	12/10/24	1,483,763
2,500,000	Barclays PLC (a)	6.50%	09/13/27	2,494,372
3,250,000	Toronto-Dominion (The) Bank	5.10%	01/09/26	3,207,929
3,000,000	Toronto-Dominion (The) Bank	5.53%	07/17/26	2,979,069
3,250,000	Toronto-Dominion (The) Bank	5.16%	01/10/28	3,173,887
3,000,000	Toronto-Dominion (The) Bank	5.52%	07/17/28	2,962,776
				16,301,796
	Biotechnology – 0.1%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	423,634
	Capital Markets – 0.4%
1,000,000	UBS AG/London	5.80%	09/11/25	996,465
250,000	UBS AG/London	5.65%	09/11/28	245,958
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	444,436
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,091,525
1,000,000	UBS Group AG (a) (b)	2.10%	02/11/32	740,465
				3,518,849
	Commercial Services & Supplies – 0.1%
1,000,000	Waste Connections, Inc.	3.20%	06/01/32	830,291
	Ground Transportation – 0.0%
500,000	Canadian Pacific Railway Co.	3.10%	12/02/51	313,188
	Oil, Gas & Consumable Fuels – 0.2%
500,000	Canadian Natural Resources Ltd.	6.25%	03/15/38	484,854
1,000,000	Enbridge, Inc.	1.60%	10/04/26	889,433
				1,374,287
	Pharmaceuticals – 2.2%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	654,849
5,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	4,932,729
5,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.45%	05/19/26	4,885,528
3,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.45%	05/19/28	2,893,525
2,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.75%	05/19/33	1,891,357
2,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.11%	05/19/43	1,837,889
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.30%	05/19/53	929,892
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.34%	05/19/63	914,316
				18,940,085
	Total Foreign Corporate Bonds and Notes			41,702,130
	(Cost $44,044,092)
U.S. GOVERNMENT BONDS AND NOTES – 2.8%
3,034,000	U.S. Treasury Bond	4.38%	08/15/43	2,831,101
425,000	U.S. Treasury Bond	1.25%	05/15/50	200,622
4,470,000	U.S. Treasury Bond	3.63%	05/15/53	3,702,068
15,480,000	U.S. Treasury Note	4.63%	09/15/26	15,405,019

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$1,135,000	U.S. Treasury Note	4.38%	08/31/28	$1,123,827
520,000	U.S. Treasury Note	3.88%	08/15/33	491,400
	Total U.S. Government Bonds and Notes			23,754,037
	(Cost $23,991,864)

Shares	Description	Value
COMMON STOCKS – 45.2%
	Aerospace & Defense – 1.0%
13,190	General Dynamics Corp.	2,914,594
6,164	Lockheed Martin Corp.	2,520,830
6,226	Northrop Grumman Corp.	2,740,623
		8,176,047
	Air Freight & Logistics – 0.6%
30,077	CH Robinson Worldwide, Inc.	2,590,532
23,427	Expeditors International of Washington, Inc.	2,685,437
		5,275,969
	Banks – 8.0%
27,880	BancFirst Corp.	2,418,032
70,662	Bank OZK	2,619,440
50,527	Banner Corp.	2,141,334
69,386	Cathay General Bancorp	2,411,857
12,988	City Holding Co.	1,173,466
58,270	Commerce Bancshares, Inc.	2,795,795
60,533	Community Bank System, Inc.	2,555,098
26,391	Cullen/Frost Bankers, Inc.	2,407,123
213,687	CVB Financial Corp.	3,540,794
53,756	East West Bancorp, Inc.	2,833,479
21,391	Enterprise Financial Services Corp.	802,163
39,342	FB Financial Corp.	1,115,739
232,222	First BanCorp	3,125,708
132,568	First Commonwealth Financial Corp.	1,618,655
99,605	First Financial Bankshares, Inc.	2,502,078
24,648	Heartland Financial USA, Inc.	725,391
65,391	Hilltop Holdings, Inc.	1,854,489
124,463	Home BancShares, Inc.	2,606,255
59,405	International Bancshares Corp.	2,574,613
19,572	Lakeland Financial Corp.	928,887
23,602	NBT Bancorp, Inc.	747,947
228,354	Northwest Bancshares, Inc.	2,336,061
28,167	OFG Bancorp	841,067
11,919	Park National Corp.	1,126,584
46,890	Popular, Inc.	2,954,539
50,243	Prosperity Bancshares, Inc.	2,742,263
159,246	Regions Financial Corp.	2,739,031
69,349	ServisFirst Bancshares, Inc.	3,617,937
54,522	Towne Bank	1,250,189
46,597	UMB Financial Corp.	2,891,344
13,504	Westamerica BanCorp	584,048
105,650	Zions Bancorp N.A.	3,686,129
		68,267,535

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology – 0.4%
12,782	Amgen, Inc.	$3,435,290
	Building Products – 0.4%
21,746	Owens Corning	2,966,372
	Capital Markets – 3.7%
8,543	Ameriprise Financial, Inc.	2,816,456
4,106	BlackRock, Inc.	2,654,488
15,316	CME Group, Inc.	3,066,569
22,961	Evercore, Inc., Class A	3,165,863
28,866	Houlihan Lokey, Inc.	3,092,126
56,926	Nasdaq, Inc.	2,766,034
37,704	PJT Partners, Inc., Class A	2,995,206
27,346	Raymond James Financial, Inc.	2,746,359
47,598	SEI Investments Co.	2,866,828
47,558	Stifel Financial Corp.	2,921,963
25,332	T. Rowe Price Group, Inc.	2,656,567
		31,748,459
	Chemicals – 0.7%
27,197	FMC Corp.	1,821,383
7,057	NewMarket Corp.	3,211,217
16,244	Stepan Co.	1,217,813
		6,250,413
	Commercial Services & Supplies – 0.6%
5,709	Cintas Corp.	2,746,086
66,257	Rollins, Inc.	2,473,374
		5,219,460
	Construction & Engineering – 0.4%
15,357	EMCOR Group, Inc.	3,230,959
	Consumer Staples Distribution & Retail – 0.9%
11,636	Casey’s General Stores, Inc.	3,159,407
16,715	Dollar General Corp.	1,768,447
60,378	Kroger (The) Co.	2,701,915
		7,629,769
	Containers & Packaging – 0.4%
21,472	Packaging Corp. of America	3,297,026
	Diversified Telecommunication Services – 0.3%
76,304	Verizon Communications, Inc.	2,473,013
	Electrical Equipment – 0.3%
17,530	AMETEK, Inc.	2,590,233
	Electronic Equipment, Instruments & Components – 0.3%
33,405	Amphenol Corp., Class A	2,805,686
	Financial Services – 1.3%
60,636	Essent Group Ltd.	2,867,476
179,719	MGIC Investment Corp.	2,999,510
112,253	Radian Group, Inc.	2,818,673
11,949	Visa, Inc., Class A	2,748,390
		11,434,049

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products – 1.9%
37,556	Archer-Daniels-Midland Co.	$2,832,474
30,077	Bunge Ltd.	3,255,835
84,156	Conagra Brands, Inc.	2,307,558
36,999	General Mills, Inc.	2,367,566
11,365	Hershey (The) Co.	2,273,909
55,599	Tyson Foods, Inc., Class A	2,807,193
		15,844,535
	Gas Utilities – 0.3%
55,252	National Fuel Gas Co.	2,868,131
	Ground Transportation – 1.7%
15,676	JB Hunt Transport Services, Inc.	2,955,240
51,076	Knight-Swift Transportation Holdings, Inc.	2,561,461
14,738	Landstar System, Inc.	2,607,742
55,204	Marten Transport Ltd.	1,088,071
7,675	Old Dominion Freight Line, Inc.	3,140,149
64,232	Werner Enterprises, Inc.	2,501,836
		14,854,499
	Health Care Equipment & Supplies – 0.3%
26,030	Abbott Laboratories	2,521,006
	Health Care Providers & Services – 1.7%
5,239	Chemed Corp.	2,722,708
10,113	Cigna (The) Group	2,893,026
6,387	Elevance Health, Inc.	2,781,027
6,346	Humana, Inc.	3,087,456
5,904	UnitedHealth Group, Inc.	2,976,738
		14,460,955
	Hotels, Restaurants & Leisure – 0.3%
130,471	Wendy’s (The) Co.	2,662,913
	Household Durables – 0.9%
23,320	DR Horton, Inc.	2,506,200
27,210	Garmin Ltd.	2,862,492
22,646	Lennar Corp., Class A	2,541,561
		7,910,253
	Household Products – 0.3%
18,702	Procter & Gamble (The) Co.	2,727,874
	Industrial Conglomerates – 0.3%
28,352	3M Co.	2,654,314
	Insurance – 4.0%
40,656	Aflac, Inc.	3,120,348
25,241	AMERISAFE, Inc.	1,263,817
13,512	Erie Indemnity Co., Class A	3,969,690
78,826	Fidelity National Financial, Inc.	3,255,514
25,887	Globe Life, Inc.	2,814,694
39,402	Hartford Financial Services Group (The), Inc.	2,793,996
112,744	Old Republic International Corp.	3,037,323
37,418	Principal Financial Group, Inc.	2,696,715
20,794	RLI Corp.	2,825,697
29,576	Selective Insurance Group, Inc.	3,051,356
16,341	Travelers (The) Cos., Inc.	2,668,649

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
47,645	W.R. Berkley Corp.	$3,024,981
		34,522,780
	IT Services – 0.7%
9,196	Accenture PLC, Class A	2,824,184
43,471	Cognizant Technology Solutions Corp., Class A	2,944,725
		5,768,909
	Life Sciences Tools & Services – 0.7%
11,824	Danaher Corp.	2,933,534
5,439	Thermo Fisher Scientific, Inc.	2,753,059
		5,686,593
	Machinery – 4.9%
21,593	AGCO Corp.	2,554,020
14,026	Alamo Group, Inc.	2,424,534
50,261	Allison Transmission Holdings, Inc.	2,968,415
11,575	Cummins, Inc.	2,644,424
7,004	Deere & Co.	2,643,170
45,397	Donaldson Co., Inc.	2,707,477
27,577	Franklin Electric Co., Inc.	2,460,696
32,864	Graco, Inc.	2,395,128
13,183	IDEX Corp.	2,742,328
30,445	ITT, Inc.	2,980,870
32,513	Mueller Industries, Inc.	2,443,677
11,434	Nordson Corp.	2,551,726
33,924	PACCAR, Inc.	2,884,218
9,847	Snap-on, Inc.	2,511,576
27,917	Toro (The) Co.	2,319,903
15,445	Watts Water Technologies, Inc., Class A	2,669,205
		41,901,367
	Media – 0.3%
174,739	TEGNA, Inc.	2,545,947
	Metals & Mining – 0.3%
10,449	Reliance Steel & Aluminum Co.	2,740,041
	Oil, Gas & Consumable Fuels – 1.1%
112,165	Coterra Energy, Inc.	3,034,063
24,797	EOG Resources, Inc.	3,143,268
13,697	Pioneer Natural Resources Co.	3,144,146
		9,321,477
	Pharmaceuticals – 0.9%
17,145	Johnson & Johnson	2,670,334
77,366	Pfizer, Inc.	2,566,230
16,479	Zoetis, Inc.	2,867,016
		8,103,580
	Professional Services – 1.4%
12,911	Automatic Data Processing, Inc.	3,106,128
75,533	Genpact Ltd.	2,734,295
13,337	Kforce, Inc.	795,686
25,367	Paychex, Inc.	2,925,576
37,726	Robert Half, Inc.	2,764,561
		12,326,246

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 0.6%
25,637	Skyworks Solutions, Inc.	$2,527,552
15,764	Texas Instruments, Inc.	2,506,634
		5,034,186
	Software – 0.3%
8,333	Microsoft Corp.	2,631,145
	Specialized REITs – 0.3%
9,722	Public Storage	2,561,941
	Specialty Retail – 1.6%
34,628	Best Buy Co., Inc.	2,405,607
21,467	Dick’s Sporting Goods, Inc.	2,330,887
9,135	Home Depot (The), Inc.	2,760,231
12,834	Tractor Supply Co.	2,605,944
22,677	Williams-Sonoma, Inc.	3,524,006
		13,626,675
	Textiles, Apparel & Luxury Goods – 0.3%
28,833	Oxford Industries, Inc.	2,771,716
	Trading Companies & Distributors – 0.8%
31,409	Boise Cascade Co.	3,236,383
48,105	Fastenal Co.	2,628,457
28,432	Rush Enterprises, Inc., Class A	1,160,879
		7,025,719
	Total Common Stocks	387,873,082
	(Cost $370,534,154)

Total Investments – 99.1%	849,790,372
(Cost $889,860,432)

Net Other Assets and Liabilities – 0.9%	8,006,707
Net Assets – 100.0%	$857,797,079

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2023, securities noted as such amounted to $24,956,780 or 2.9% of net assets.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 396,461,123	$ —	$ 396,461,123	$ —
Foreign Corporate Bonds and Notes*	41,702,130	—	41,702,130	—
U.S. Government Bonds and Notes	23,754,037	—	23,754,037	—
Common Stocks*	387,873,082	387,873,082	—	—
Total Investments	$ 849,790,372	$ 387,873,082	$ 461,917,290	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 32.3%
	Aerospace & Defense – 0.3%
244	Northrop Grumman Corp.	$107,406
	Banks – 0.5%
1,308	JPMorgan Chase & Co.	189,686
	Beverages – 0.3%
553	PepsiCo, Inc.	93,700
	Capital Markets – 0.3%
931	Intercontinental Exchange, Inc.	102,429
	Chemicals – 0.2%
2,127	Mosaic (The) Co.	75,721
	Communications Equipment – 0.3%
1,803	Cisco Systems, Inc.	96,929
	Construction & Engineering – 0.1%
255	Quanta Services, Inc.	47,703
	Consumer Finance – 0.3%
668	American Express Co.	99,659
	Consumer Staples Distribution & Retail – 0.5%
635	Target Corp.	70,212
768	Walmart, Inc.	122,826
		193,038
	Containers & Packaging – 0.2%
397	Packaging Corp. of America	60,959
	Distributors – 0.3%
250	Pool Corp.	89,025
	Electric Utilities – 1.9%
1,257	Alliant Energy Corp.	60,902
1,449	American Electric Power Co., Inc.	108,994
281	Duke Energy Corp.	24,801
3,953	Enel S.p.A., ADR	24,074
134	Entergy Corp.	12,395
445	Evergy, Inc.	22,561
803	Eversource Energy	46,694
321	Exelon Corp.	12,131
546	Iberdrola S.A., ADR	24,428
397	IDACORP, Inc.	37,179
1,949	NextEra Energy, Inc.	111,658
3,951	PPL Corp.	93,086
750	Southern (The) Co.	48,540
651	Xcel Energy, Inc.	37,250
		664,693
	Electrical Equipment – 0.2%
328	Eaton Corp PLC	69,956
	Energy Equipment & Services – 0.6%
5,032	Archrock, Inc.	63,403
3,614	Halliburton Co.	146,367
		209,770

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services – 0.4%
612	Visa, Inc., Class A	$140,766
	Gas Utilities – 0.9%
2,031	AltaGas Ltd. (CAD)	38,953
663	Atmos Energy Corp.	70,231
2,974	National Fuel Gas Co.	154,380
297	New Jersey Resources Corp.	12,067
681	ONE Gas, Inc.	46,499
		322,130
	Ground Transportation – 0.2%
396	Union Pacific Corp.	80,637
	Health Care Equipment & Supplies – 0.2%
783	Abbott Laboratories	75,834
	Health Care Providers & Services – 1.1%
838	Cencora, Inc.	150,815
1,343	CVS Health Corp.	93,768
252	UnitedHealth Group, Inc.	127,056
		371,639
	Health Care REITs – 2.5%
8,389	CareTrust REIT, Inc.	171,975
5,407	Omega Healthcare Investors, Inc.	179,296
13,532	Sabra Health Care REIT, Inc.	188,636
3,837	Ventas, Inc.	161,653
1,998	Welltower, Inc.	163,676
		865,236
	Hotel & Resort REITs – 1.0%
11,297	Apple Hospitality REIT, Inc.	173,296
10,180	Host Hotels & Resorts, Inc.	163,593
		336,889
	Hotels, Restaurants & Leisure – 0.4%
505	Darden Restaurants, Inc.	72,326
753	Starbucks Corp.	68,726
		141,052
	Independent Power & Renewable Electricity Producers – 0.4%
1,965	AES (The) Corp.	29,868
5,465	Clearway Energy, Inc., Class A	108,863
		138,731
	Industrial Conglomerates – 0.1%
236	Honeywell International, Inc.	43,599
	Industrial REITs – 1.4%
975	EastGroup Properties, Inc.	162,367
1,389	Prologis, Inc.	155,860
4,773	STAG Industrial, Inc.	164,716
		482,943
	Insurance – 0.2%
420	Chubb, Ltd.	87,436

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services – 0.4%
456	Accenture PLC, Class A	$140,042
	Machinery – 0.5%
425	Caterpillar, Inc.	116,025
178	Parker-Hannifin Corp.	69,335
		185,360
	Media – 0.2%
1,789	Comcast Corp., Class A	79,324
	Multi-Utilities – 1.4%
1,862	Atco Ltd., Class I (CAD)	47,158
893	CenterPoint Energy, Inc.	23,977
673	CMS Energy Corp.	35,743
2,923	Public Service Enterprise Group, Inc.	166,348
2,504	Sempra	170,347
741	WEC Energy Group, Inc.	59,688
		503,261
	Oil, Gas & Consumable Fuels – 4.4%
307	Cheniere Energy, Inc.	50,950
1,166	ConocoPhillips	139,687
4,542	DT Midstream, Inc.	240,362
1,417	Enbridge, Inc.	47,030
1,344	Hess Corp.	205,632
5,813	Keyera Corp. (CAD)	136,482
8,819	Kinder Morgan, Inc.	146,219
4,974	ONEOK, Inc.	315,501
1,856	Targa Resources Corp.	159,096
1,415	TC Energy Corp.	48,690
1,465	Williams (The) Cos., Inc.	49,356
		1,539,005
	Pharmaceuticals – 1.1%
1,511	AstraZeneca PLC, ADR	102,325
564	Johnson & Johnson	87,843
932	Merck & Co., Inc.	95,949
2,671	Pfizer, Inc.	88,597
		374,714
	Professional Services – 0.3%
779	Jacobs Solutions, Inc.	106,334
	Residential REITs – 1.7%
923	AvalonBay Communities, Inc.	158,516
1,584	Camden Property Trust	149,815
4,912	Invitation Homes, Inc.	155,661
1,175	Mid-America Apartment Communities, Inc.	151,164
		615,156
	Retail REITs – 1.7%
8,450	Kimco Realty Corp.	148,636
7,155	Kite Realty Group Trust	153,260
2,874	Realty Income Corp.	143,528
1,446	Simon Property Group, Inc.	156,211
		601,635

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 0.6%
145	Broadcom, Inc.	$120,434
972	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	84,467
		204,901
	Software – 1.5%
279	Intuit, Inc.	142,552
548	Microsoft Corp.	173,031
1,389	Oracle Corp.	147,123
650	SAP SE, ADR	84,058
		546,764
	Specialized REITs – 3.1%
926	American Tower Corp.	152,281
4,094	CubeSmart	156,104
222	Equinix, Inc.	161,230
3,554	Gaming and Leisure Properties, Inc.	161,884
598	Public Storage	157,585
5,467	VICI Properties, Inc.	159,090
5,121	Weyerhaeuser Co.	157,010
		1,105,184
	Specialty Retail – 0.4%
1,695	TJX (The) Cos., Inc.	150,652
	Technology Hardware, Storage & Peripherals – 0.2%
392	Apple, Inc.	67,114
	Total Common Stocks	11,407,012
	(Cost $11,245,097)
MASTER LIMITED PARTNERSHIPS – 5.2%
	Chemicals – 0.2%
3,369	Westlake Chemical Partners, L.P.	73,276
	Independent Power & Renewable Electricity Producers – 0.3%
3,484	NextEra Energy Partners, L.P. (a)	103,475
	Oil, Gas & Consumable Fuels – 4.7%
3,098	Cheniere Energy Partners, L.P.	167,880
26,023	Energy Transfer, L.P.	365,103
17,567	Enterprise Products Partners, L.P.	480,809
5,849	Hess Midstream, L.P., Class A (a)	170,381
2,422	Holly Energy Partners, L.P.	53,187
4,818	MPLX, L.P.	171,376
14,815	Plains GP Holdings, L.P., Class A	238,818
		1,647,554
	Total Master Limited Partnerships	1,824,305
	(Cost $1,490,265)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 8.8%
$82,212	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/24	79,707
161,329	U.S. Treasury Inflation Indexed Bond (b)	0.25%	01/15/25	155,190
8,109	U.S. Treasury Inflation Indexed Bond (b)	2.38%	01/15/25	8,012
91,127	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/25	86,942

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$108,280	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/25	$103,678
83,648	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/25	79,276
111,927	U.S. Treasury Inflation Indexed Bond (b)	0.63%	01/15/26	106,425
54,676	U.S. Treasury Inflation Indexed Bond (b)	2.00%	01/15/26	53,612
90,921	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/26	84,961
91,821	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/26	85,844
82,783	U.S. Treasury Inflation Indexed Bond (b)	0.13%	10/15/26	77,002
110,098	U.S. Treasury Inflation Indexed Bond (b)	0.38%	01/15/27	102,438
33,348	U.S. Treasury Inflation Indexed Bond (b)	2.38%	01/15/27	33,104
83,366	U.S. Treasury Inflation Indexed Bond (b)	0.13%	04/15/27	76,551
88,726	U.S. Treasury Inflation Indexed Bond (b)	0.38%	07/15/27	82,302
80,491	U.S. Treasury Inflation Indexed Bond (b)	1.63%	10/15/27	78,174
96,665	U.S. Treasury Inflation Indexed Bond (b)	0.50%	01/15/28	89,125
42,316	U.S. Treasury Inflation Indexed Bond (b)	1.75%	01/15/28	41,115
79,493	U.S. Treasury Inflation Indexed Bond (b)	1.25%	04/15/28	75,608
45,360	U.S. Treasury Inflation Indexed Bond (b)	3.63%	04/15/28	47,677
102,296	U.S. Treasury Inflation Indexed Bond (b)	0.75%	07/15/28	95,228
85,956	U.S. Treasury Inflation Indexed Bond (b)	0.88%	01/15/29	79,786
39,867	U.S. Treasury Inflation Indexed Bond (b)	2.50%	01/15/29	40,151
57,645	U.S. Treasury Inflation Indexed Bond (b)	3.88%	04/15/29	62,086
105,166	U.S. Treasury Inflation Indexed Bond (b)	0.25%	07/15/29	93,738
95,052	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/30	82,902
100,151	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/30	86,838
98,642	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/31	84,405
103,790	U.S. Treasury Inflation Indexed Bond (b)	0.13%	07/15/31	88,183
111,380	U.S. Treasury Inflation Indexed Bond (b)	0.13%	01/15/32	93,381
13,778	U.S. Treasury Inflation Indexed Bond (b)	3.38%	04/15/32	14,857
101,003	U.S. Treasury Inflation Indexed Bond (b)	0.63%	07/15/32	88,073
99,545	U.S. Treasury Inflation Indexed Bond (b)	1.13%	01/15/33	89,969
62,405	U.S. Treasury Inflation Indexed Bond (b)	1.38%	07/15/33	57,749
41,015	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/40	39,793
65,328	U.S. Treasury Inflation Indexed Bond (b)	2.13%	02/15/41	63,257
60,608	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/42	45,961
59,301	U.S. Treasury Inflation Indexed Bond (b)	0.63%	02/15/43	43,158
58,762	U.S. Treasury Inflation Indexed Bond (b)	1.38%	02/15/44	49,193
57,508	U.S. Treasury Inflation Indexed Bond (b)	0.75%	02/15/45	41,857
51,606	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/46	39,229
45,589	U.S. Treasury Inflation Indexed Bond (b)	0.88%	02/15/47	33,288
45,867	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/48	34,171
36,445	U.S. Treasury Inflation Indexed Bond (b)	1.00%	02/15/49	26,940
36,860	U.S. Treasury Inflation Indexed Bond (b)	0.25%	02/15/50	21,739
41,095	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/51	22,923
41,729	U.S. Treasury Inflation Indexed Bond (b)	0.13%	02/15/52	22,961
40,107	U.S. Treasury Inflation Indexed Bond (b)	1.50%	02/15/53	33,219
	Total U.S. Government Bonds and Notes			3,121,778
	(Cost $3,510,150)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.8%
	Collateralized Mortgage Obligations – 0.5%
	Fannie Mae REMICS
427	Series 1999-56, Class Z	7.00%	12/01/29	431
510	Series 2002-67, Class PE	5.50%	11/01/32	504
2,340	Series 2002-90, Class A1	6.50%	06/01/42	2,374
692	Series 2003-14, Class AQ	3.50%	03/01/33	663
681	Series 2003-41, Class OA	4.00%	05/01/33	663
16,556	Series 2004-10, Class ZB	6.00%	02/01/34	16,456

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Fannie Mae REMICS (Continued)
$5,887	Series 2005-79, Class NF, 1 Mo. SOFR + 0.52% (c)	5.84%	09/25/35	$5,774
8,527	Series 2007-10, Class Z	6.00%	02/01/37	8,473
555	Series 2012-35, Class PL	2.00%	11/01/41	497
212	Series 2013-14, Class QE	1.75%	03/01/43	174
8,000	Series 2013-31, Class NT	3.00%	04/01/43	7,115
	FHLMC-GNMA
8	Series 1994-27, Class D	7.00%	03/01/24	8
	Freddie Mac REMICS
50	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (c)	3.75%	02/01/24	50
9	Series 1996-1847, Class LL	7.50%	04/01/26	9
974	Series 1999-2130, Class KB	6.38%	03/01/29	976
14,550	Series 1999-2174, Class PN	6.00%	07/01/29	14,433
2,107	Series 2001-2277, Class B	7.50%	01/01/31	2,223
13,447	Series 2004-2768, Class PW	4.25%	03/01/34	12,741
2,000	Series 2004-2778, Class MM	5.25%	04/01/34	1,966
8,319	Series 2010-3775, Class KZ	4.00%	08/01/25	7,889
24,537	Series 2013-4178, Class ZN	3.50%	03/01/43	17,565
	Government National Mortgage Association
32,242	Series 2007-35, Class NE	6.00%	06/01/37	32,361
49,000	Series 2009-61, Class QE	5.50%	08/01/39	47,840
2,113	Series 2011-136, Class GB	2.50%	05/01/40	2,004
				183,189
	Pass-through Security – 0.3%
	Federal Home Loan Mortgage Corporation
2,738	Pool C01252	6.50%	11/01/31	2,787
14,754	Pool G01731	6.50%	12/01/29	14,874
10,835	Pool G06358	4.00%	04/01/41	9,942
	Federal National Mortgage Association
9,208	Pool AL0791	4.00%	02/01/41	8,437
14,187	Pool AU4289	4.00%	09/01/43	12,998
2,134	Pool MA0561	4.00%	11/01/40	1,955
10,304	Pool MA1028	4.00%	04/01/42	9,441
	Government National Mortgage Association
9,809	Pool 667422	5.00%	10/01/39	9,610
5,258	Pool 706201	5.50%	04/01/39	5,173
8,360	Pool 736558	5.00%	02/01/40	8,061
9,737	Pool 759248	4.00%	02/01/41	8,989
				92,267
	Total U.S. Government Agency Mortgage-Backed Securities			275,456
	(Cost $309,221)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/25/19	0
	MASTR Alternative Loan Trust
593	Series 2004-10, Class 2A1	5.50%	10/01/19	554
27	Series 2005-1, Class 5A1	5.50%	01/01/20	22
	MASTR Asset Securitization Trust
4,132	Series 2004-1, Class 5A4	5.50%	02/01/34	3,654

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments Trust
$3,307	Series 1999-1, Class 2A (d)	3.91%	06/01/29	$3,100
	Total Mortgage-Backed Securities			7,330
	(Cost $8,350)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 51.0%
160,272	First Trust Institutional Preferred Securities and Income ETF (e)	2,705,391
16,675	First Trust Intermediate Government Opportunities ETF (e)	323,232
43,125	First Trust Limited Duration Investment Grade Corporate ETF (e)	793,069
54,489	First Trust Preferred Securities and Income ETF (e)	870,189
102,247	First Trust Senior Loan ETF (e)	4,676,778
71,931	First Trust Tactical High Yield ETF (e)	2,821,853
600	iShares 20+ Year Treasury Bond ETF	53,214
1,000	iShares 3-7 Year Treasury Bond ETF	113,160
15,550	iShares 7-10 Year Treasury Bond ETF	1,424,224
22,582	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,303,816
21,400	iShares MBS ETF	1,900,320
	Total Exchange-Traded Funds	17,985,246
	(Cost $19,638,399)

Total Investments – 98.1%	34,621,127
(Cost $36,201,482)

Net Other Assets and Liabilities – 1.9%	653,366
Net Assets – 100.0%	$35,274,493

(a)	This security is taxed as a “C” corporation for federal income tax purposes.
(b)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(c)	Floating or variable rate security.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Investment in an affiliated fund.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
SOFR	Secured Overnight Financing Rate

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,407,012	$ 11,407,012	$ —	$ —
Master Limited Partnerships*	1,824,305	1,824,305	—	—
U.S. Government Bonds and Notes	3,121,778	—	3,121,778	—
U.S. Government Agency Mortgage-Backed Securities	275,456	—	275,456	—
Mortgage-Backed Securities	7,330	—	7,330	—
Exchange-Traded Funds	17,985,246	17,985,246	—	—
Total Investments	$ 34,621,127	$ 31,216,563	$ 3,404,564	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2023, and for the fiscal year-to-date period (January 1, 2023 to September 30, 2023) are as follows:
Security Name	Shares at 9/30/2023	Value at 12/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2023	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	160,272	$2,211,272	$797,668	$ (162,695)	$ (133,445)	$ (7,409)	$2,705,391	$123,307
First Trust Intermediate Government Opportunities ETF	16,675	—	329,883	—	(6,651)	—	323,232	1,101
First Trust Limited Duration Investment Grade Corporate ETF	43,125	975,489	186,971	(358,504)	(10,764)	(123)	793,069	27,316
First Trust Long Duration Opportunities ETF	—	10,943	668,860	(656,531)	2,838	(26,110)	—	5,180
First Trust Low Duration Opportunities ETF	—	1,173,397	481,109	(1,662,610)	68,224	(60,120)	—	18,289
First Trust Preferred Securities and Income ETF	54,489	709,162	256,688	(52,874)	(45,715)	2,928	870,189	41,618
First Trust Senior Loan ETF	102,247	4,663,534	169,545	(276,802)	136,129	(15,628)	4,676,778	269,245
First Trust Tactical High Yield ETF	71,931	2,530,360	448,933	(174,048)	50,674	(34,066)	2,821,853	122,343
		$12,274,157	$3,339,657	$(3,344,064)	$61,290	$(140,528)	$12,190,512	$608,399

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.2%
	Capital Markets – 98.2%
76,548	First Trust Consumer Discretionary AlphaDEX® Fund (a)	$3,904,714
11,231	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	564,245
10,966	First Trust Dow Jones Global Select Dividend Index Fund (a)	226,009
25,220	First Trust Dow Jones Internet Index Fund (a) (b)	4,025,364
26,656	First Trust Emerging Markets AlphaDEX® Fund (a)	556,311
5,040	First Trust India NIFTY 50 Equal Weight ETF (a)	245,146
70,306	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	4,037,674
4,823	First Trust Japan AlphaDEX® Fund (a)	239,896
46,581	First Trust Large Cap Growth AlphaDEX® Fund (a)	4,507,178
12,197	First Trust Latin America AlphaDEX® Fund (a)	223,327
48,298	First Trust Mid Cap Core AlphaDEX® Fund (a)	4,448,246
99,307	First Trust Mid Cap Value AlphaDEX® Fund (a)	4,431,078
57,942	First Trust Nasdaq Semiconductor ETF (a)	3,918,617
26,652	First Trust NASDAQ-100-Technology Sector Index Fund (a)	3,871,736
3,894	First Trust Switzerland AlphaDEX® Fund (a)	224,606
30,054	iShares Core U.S. Aggregate Bond ETF	2,826,278
38,218	SPDR Blackstone Senior Loan ETF	1,602,481
23,909	SPDR Bloomberg Convertible Securities ETF	1,621,030
59,030	SPDR Bloomberg International Corporate Bond ETF	1,601,484
55,514	SPDR Bloomberg Investment Grade Floating Rate ETF	1,705,390

Total Investments – 98.2%	44,780,810
(Cost $45,929,554)

Net Other Assets and Liabilities – 1.8%	803,308
Net Assets – 100.0%	$45,584,118

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 44,780,810	$ 44,780,810	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2023, and for the fiscal year-to-date period (January 1, 2023 to September 30, 2023) are as follows:
Security Name	Shares at 9/30/2023	Value at 12/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2023	Dividend Income
First Trust Brazil AlphaDEX® Fund	—	$477,453	$ —	$ (476,074)	$26,836	$ (28,215)	$ —	$ —
First Trust Consumer Discretionary AlphaDEX® Fund	76,548	—	4,070,982	(52,233)	(117,611)	3,576	3,904,714	7,598
First Trust Developed Markets ex-US AlphaDEX® Fund	11,231	1,223,034	1,752,658	(2,563,822)	67,832	84,543	564,245	64,502
First Trust Dow Jones Global Select Dividend Index Fund	10,966	—	1,242,661	(929,768)	(26,182)	(60,702)	226,009	40,553
First Trust Dow Jones Internet Index Fund	25,220	—	4,068,904	(32,312)	(12,481)	1,253	4,025,364	—
First Trust Emerging Markets AlphaDEX® Fund	26,656	1,218,079	1,829,079	(2,622,883)	75,694	56,342	556,311	86,318
First Trust Energy AlphaDEX® Fund	—	1,158,087	—	(1,168,814)	39,303	(28,576)	—	—
First Trust Enhanced Short Maturity ETF	—	23,181,600	297,950	(23,507,527)	(31,200)	59,177	—	310,243
First Trust Financials AlphaDEX® Fund	—	—	1,130,430	(883,056)	—	(247,374)	—	5,211
First Trust India NIFTY 50 Equal Weight ETF	5,040	467,662	799,826	(1,114,165)	26,560	65,263	245,146	1,939
First Trust Industrials/Producer Durables AlphaDEX® Fund	70,306	1,150,476	2,993,215	(191,707)	71,903	13,787	4,037,674	14,851
First Trust Japan AlphaDEX® Fund	4,823	499,924	717,403	(1,129,649)	26,339	125,879	239,896	15,567
First Trust Large Cap Growth AlphaDEX® Fund	46,581	—	4,583,501	—	(76,323)	—	4,507,178	9,835
First Trust Latin America AlphaDEX® Fund	12,197	484,687	732,606	(1,119,431)	42,093	83,372	223,327	36,050
First Trust Materials AlphaDEX® Fund	—	1,115,644	15,719	(1,165,507)	39,404	(5,260)	—	4,046
First Trust Mid Cap Core AlphaDEX® Fund	48,298	1,272,832	3,401,866	(195,735)	(35,395)	4,678	4,448,246	22,608
First Trust Mid Cap Value AlphaDEX® Fund	99,307	1,274,146	3,400,431	(226,690)	(27,697)	10,888	4,431,078	39,120
First Trust NASDAQ-100-Technology Sector Index Fund	26,652	—	4,035,646	—	(163,910)	—	3,871,736	834
First Trust Nasdaq Food & Beverage ETF	—	1,156,820	3,300,362	(4,167,578)	(10,263)	(279,341)	—	15,048
First Trust Nasdaq Oil & Gas ETF	—	1,204,069	—	(1,097,326)	(25,408)	(81,335)	—	6,249
First Trust Nasdaq Semiconductor ETF	57,942	—	3,931,399	(56,311)	39,510	4,019	3,918,617	12,333
First Trust Small Cap Value AlphaDEX® Fund	—	1,265,282	2,319,463	(3,489,090)	44,739	(140,394)	—	3,340
First Trust Switzerland AlphaDEX® Fund	3,894	503,524	678,941	(1,026,902)	(29,639)	98,682	224,606	25,955
		$37,653,319	$45,303,042	$ (47,216,580)	$ (55,896)	$ (259,738)	$35,424,147	$722,200

First Trust Capital Strength Portfolio
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.5%
	Aerospace & Defense – 5.9%
9,780	General Dynamics Corp.	$2,161,086
4,634	Lockheed Martin Corp.	1,895,121
4,647	Northrop Grumman Corp.	2,045,563
		6,101,770
	Beverages – 5.5%
33,749	Coca-Cola (The) Co.	1,889,269
36,270	Monster Beverage Corp. (a)	1,920,497
11,082	PepsiCo, Inc.	1,877,734
		5,687,500
	Biotechnology – 6.0%
14,660	AbbVie, Inc.	2,185,220
26,132	Gilead Sciences, Inc.	1,958,332
5,814	Vertex Pharmaceuticals, Inc. (a)	2,021,760
		6,165,312
	Capital Markets – 1.8%
5,890	Moody’s Corp.	1,862,241
	Chemicals – 1.9%
6,961	Air Products & Chemicals, Inc.	1,972,747
	Commercial Services & Supplies – 1.9%
46,242	Copart, Inc. (a)	1,992,568
	Communications Equipment – 2.1%
40,039	Cisco Systems, Inc.	2,152,497
	Consumer Staples Distribution & Retail – 4.2%
3,777	Costco Wholesale Corp.	2,133,854
13,306	Walmart, Inc.	2,128,029
		4,261,883
	Electronic Equipment, Instruments & Components – 2.1%
25,200	Amphenol Corp., Class A	2,116,548
	Financial Services – 4.0%
5,301	Mastercard, Inc., Class A	2,098,719
8,808	Visa, Inc., Class A	2,025,928
		4,124,647
	Food Products – 1.9%
25,655	Archer-Daniels-Midland Co.	1,934,900
	Ground Transportation – 3.9%
64,919	CSX Corp.	1,996,259
9,721	Union Pacific Corp.	1,979,487
		3,975,746
	Health Care Equipment & Supplies – 3.6%
18,438	Abbott Laboratories	1,785,720
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
7,129	Stryker Corp.	$1,948,142
		3,733,862
	Health Care Providers & Services – 4.0%
10,942	Cencora, Inc.	1,969,232
4,160	UnitedHealth Group, Inc.	2,097,430
		4,066,662
	Household Durables – 4.0%
19,885	Garmin Ltd.	2,091,902
337	NVR, Inc. (a)	2,009,632
		4,101,534
	Household Products – 3.8%
27,300	Colgate-Palmolive Co.	1,941,303
13,779	Procter & Gamble (The) Co.	2,009,805
		3,951,108
	Industrial Conglomerates – 3.9%
19,100	General Electric Co.	2,111,505
10,102	Honeywell International, Inc.	1,866,244
		3,977,749
	Insurance – 10.3%
29,102	Aflac, Inc.	2,233,579
25,614	Arch Capital Group Ltd. (a)	2,041,692
29,596	Brown & Brown, Inc.	2,066,985
11,008	Marsh & McLennan Cos., Inc.	2,094,822
34,225	W.R. Berkley Corp.	2,172,945
		10,610,023
	IT Services – 2.0%
6,694	Accenture PLC, Class A	2,055,794
	Machinery – 3.8%
8,245	Illinois Tool Works, Inc.	1,898,906
23,971	PACCAR, Inc.	2,038,014
		3,936,920
	Oil, Gas & Consumable Fuels – 2.2%
13,279	Chevron Corp.	2,239,105
	Pharmaceuticals – 9.8%
32,580	Bristol-Myers Squibb Co.	1,890,943
4,561	Eli Lilly & Co.	2,449,850
12,382	Johnson & Johnson	1,928,497
19,089	Merck & Co., Inc.	1,965,213
56,344	Pfizer, Inc.	1,868,930
		10,103,433
	Professional Services – 4.0%
8,866	Automatic Data Processing, Inc.	2,132,982

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
17,075	Paychex, Inc.	$1,969,260
		4,102,242
	Specialty Retail – 4.1%
6,576	Home Depot (The), Inc.	1,987,004
24,623	TJX (The) Cos., Inc.	2,188,492
		4,175,496
	Technology Hardware, Storage & Peripherals – 1.8%
10,979	Apple, Inc.	1,879,715
	Total Investments – 98.5%	101,282,002
	(Cost $101,156,762)
	Net Other Assets and Liabilities – 1.5%	1,589,187
	Net Assets – 100.0%	$102,871,189

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 101,282,002	$ 101,282,002	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.4%
	Aerospace & Defense – 3.9%
15,311	BAE Systems PLC	$186,399
1,239	Thales S.A.	174,352
		360,751
	Automobiles – 2.1%
7,600	Yamaha Motor Co., Ltd.	199,917
	Beverages – 3.2%
1,188	Carlsberg A.S., Class B	150,116
4,145	Diageo PLC	153,439
		303,555
	Biotechnology – 1.8%
470	Genmab A.S. (a)	167,095
	Capital Markets – 1.8%
953	Deutsche Boerse AG	164,937
	Chemicals – 3.9%
54	Givaudan S.A.	176,627
6,400	Shin-Etsu Chemical Co., Ltd.	185,996
		362,623
	Communications Equipment – 1.8%
45,611	Nokia Oyj	172,057
	Consumer Staples Distribution & Retail – 3.9%
3,865	Alimentation Couche-Tard, Inc.	196,287
5,601	Koninklijke Ahold Delhaize N.V.	168,886
		365,173
	Electrical Equipment – 4.2%
5,456	ABB Ltd.	195,506
2,093	Legrand S.A.	193,180
		388,686
	Electronic Equipment, Instruments & Components – 3.2%
3,600	Hamamatsu Photonics K.K.	151,742
400	Keyence Corp.	148,555
		300,297
	Entertainment – 4.1%
5,300	Capcom Co., Ltd.	190,983
4,700	Nintendo Co., Ltd.	195,938
		386,921
	Food Products – 1.8%
1,481	Nestle S.A.	167,847
	Ground Transportation – 1.8%
1,571	Canadian National Railway Co.	170,129
Shares	Description	Value

	Health Care Equipment & Supplies – 1.5%
10,800	Olympus Corp.	$140,312
	Hotels, Restaurants & Leisure – 4.1%
7,732	Aristocrat Leisure Ltd.	203,077
7,508	Compass Group PLC	183,210
		386,287
	Household Products – 1.8%
2,408	Reckitt Benckiser Group PLC	170,228
	Independent Power & Renewable Electricity Producers – 1.7%
4,288	RWE AG	159,352
	Industrial REITs – 2.2%
15,181	Goodman Group	209,365
	Insurance – 2.0%
1,286	Intact Financial Corp.	187,487
	IT Services – 4.0%
1,948	CGI, Inc. (a)	192,011
1,200	Obic Co., Ltd.	182,160
		374,171
	Leisure Products – 1.9%
8,700	Bandai Namco Holdings, Inc.	177,097
	Machinery – 1.6%
3,531	Kone Oyj, Class B	149,027
	Metals & Mining – 2.0%
6,441	BHP Group Ltd.	183,250
	Personal Care Products – 3.7%
398	L’Oreal S.A.	165,453
3,549	Unilever PLC	175,890
		341,343
	Pharmaceuticals – 12.7%
8,000	Chugai Pharmaceutical Co., Ltd.	247,537
10,594	GSK PLC	192,852
2,254	Novo Nordisk A.S., Class B	205,735
9,700	Ono Pharmaceutical Co., Ltd.	186,159
613	Roche Holding AG	167,724
4,300	Shionogi & Co., Ltd.	192,384
		1,192,391
	Professional Services – 5.5%
6,608	Bureau Veritas S.A.	164,248
2,042	SGS S.A.	171,819
1,434	Wolters Kluwer N.V.	173,821
		509,888
	Software – 4.7%
99	Constellation Software, Inc.	204,383

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
19,338	Sage Group (The) PLC	$233,347
		437,730
	Specialty Retail – 2.2%
5,603	Industria de Diseno Textil S.A.	209,050
	Technology Hardware, Storage & Peripherals – 2.1%
3,897	Samsung Electronics Co., Ltd.	197,536
	Textiles, Apparel & Luxury Goods – 3.3%
88	Hermes International SCA	160,937
195	LVMH Moet Hennessy Louis Vuitton SE	147,696
		308,633
	Trading Companies & Distributors – 1.9%
4,853	Bunzl PLC	173,253
	Total Common Stocks	9,016,388
	(Cost $9,240,231)
WARRANTS – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (b) (c) (d)	0
	(Cost $0)
	Total Investments – 96.4%	9,016,388
	(Cost $9,240,231)
	Net Other Assets and Liabilities – 3.6%	338,935
	Net Assets – 100.0%	$9,355,323

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
Currency Exposure Diversification	% of Total Investments
Euro	24.4%
Japanese Yen	24.4
British Pound Sterling	16.3
Canadian Dollar	10.5
Swiss Franc	9.8
Australian Dollar	6.6
Danish Krone	5.8
South Korean Won	2.2
Total	100.0%

Country Allocation†	% of Net Assets
Japan	23.5%
United Kingdom	15.7
France	10.7
Canada	10.2
Switzerland	9.4
Australia	6.4
Denmark	5.6
Netherlands	3.7
Germany	3.5
Finland	3.4
Spain	2.2
South Korea	2.1
Total Investments	96.4
Net Other Assets and Liabilities	3.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,016,388	$ 9,016,388	$ —	$ —
Warrants*	—**	—	—	—**
Total Investments	$ 9,016,388	$ 9,016,388	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Growth Strength Portfolio
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.4%
	Air Freight & Logistics – 3.5%
395	Expeditors International of Washington, Inc.	$45,279
263	United Parcel Service, Inc., Class B	40,994
		86,273
	Automobiles – 1.9%
190	Tesla, Inc. (a)	47,542
	Biotechnology – 6.2%
343	AbbVie, Inc.	51,128
67	Regeneron Pharmaceuticals, Inc. (a)	55,138
136	Vertex Pharmaceuticals, Inc. (a)	47,293
		153,559
	Chemicals – 2.2%
624	CF Industries Holdings, Inc.	53,502
	Commercial Services & Supplies – 1.9%
1,082	Copart, Inc. (a)	46,623
	Communications Equipment – 2.1%
287	Arista Networks, Inc. (a)	52,788
	Consumer Staples Distribution & Retail – 2.0%
88	Costco Wholesale Corp.	49,716
	Electronic Equipment, Instruments & Components – 2.0%
590	Amphenol Corp., Class A	49,554
	Health Care Providers & Services – 8.0%
104	Elevance Health, Inc.	45,284
108	Humana, Inc.	52,544
155	Molina Healthcare, Inc. (a)	50,823
97	UnitedHealth Group, Inc.	48,906
		197,557
	Hotels, Restaurants & Leisure – 3.8%
17	Booking Holdings, Inc. (a)	52,427
23	Chipotle Mexican Grill, Inc. (a)	42,132
		94,559
	Household Durables – 5.4%
386	DR Horton, Inc.	41,483
389	Lennar Corp., Class A	43,658
8	NVR, Inc. (a)	47,706
		132,847
	Insurance – 4.0%
599	Arch Capital Group Ltd. (a)	47,746
Shares	Description	Value

	Insurance (Continued)
807	W.R. Berkley Corp.	$51,237
		98,983
	Interactive Media & Services – 2.2%
411	Alphabet, Inc., Class A (a)	53,783
	IT Services – 4.1%
157	Accenture PLC, Class A	48,216
208	EPAM Systems, Inc. (a)	53,184
		101,400
	Life Sciences Tools & Services – 1.8%
386	Agilent Technologies, Inc.	43,163
	Machinery – 1.9%
561	PACCAR, Inc.	47,696
	Metals & Mining – 4.1%
301	Nucor Corp.	47,062
492	Steel Dynamics, Inc.	52,752
		99,814
	Oil, Gas & Consumable Fuels – 13.0%
311	Chevron Corp.	52,441
437	ConocoPhillips	52,353
396	EOG Resources, Inc.	50,197
475	Exxon Mobil Corp.	55,850
228	Pioneer Natural Resources Co.	52,337
401	Valero Energy Corp.	56,826
		320,004
	Pharmaceuticals – 1.8%
1,318	Pfizer, Inc.	43,718
	Semiconductors & Semiconductor Equipment – 16.6%
362	Applied Materials, Inc.	50,119
55	Broadcom, Inc.	45,682
278	Enphase Energy, Inc. (a)	33,402
108	KLA Corp.	49,535
79	Lam Research Corp.	49,515
111	NVIDIA Corp.	48,284
499	ON Semiconductor Corp. (a)	46,382
395	QUALCOMM, Inc.	43,868
436	Skyworks Solutions, Inc.	42,985
		409,772
	Software – 7.9%
95	Adobe, Inc. (a)	48,440
235	Autodesk, Inc. (a)	48,624
202	Palo Alto Networks, Inc. (a)	47,357
109	Synopsys, Inc. (a)	50,028
		194,449

First Trust Growth Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 2.0%
440	Ross Stores, Inc.	$49,698
	Total Investments – 98.4%	2,427,000
	(Cost $2,419,782)
	Net Other Assets and Liabilities – 1.6%	39,881
	Net Assets – 100.0%	$2,466,881

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,427,000	$ 2,427,000	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Aerospace & Defense – 6.0%
130	General Dynamics Corp.	$28,726
62	Lockheed Martin Corp.	25,355
62	Northrop Grumman Corp.	27,292
		81,373
	Beverages – 5.6%
449	Coca-Cola (The) Co.	25,135
482	Monster Beverage Corp. (a)	25,522
147	PepsiCo, Inc.	24,908
		75,565
	Biotechnology – 6.0%
195	AbbVie, Inc.	29,067
347	Gilead Sciences, Inc.	26,004
77	Vertex Pharmaceuticals, Inc. (a)	26,776
		81,847
	Capital Markets – 1.8%
78	Moody’s Corp.	24,661
	Chemicals – 1.9%
93	Air Products & Chemicals, Inc.	26,356
	Commercial Services & Supplies – 1.9%
615	Copart, Inc. (a)	26,500
	Communications Equipment – 2.1%
532	Cisco Systems, Inc.	28,600
	Consumer Staples Distribution & Retail – 4.2%
50	Costco Wholesale Corp.	28,248
177	Walmart, Inc.	28,308
		56,556
	Electronic Equipment, Instruments & Components – 2.1%
335	Amphenol Corp., Class A	28,137
	Financial Services – 4.0%
70	Mastercard, Inc., Class A	27,714
117	Visa, Inc., Class A	26,911
		54,625
	Food Products – 1.9%
341	Archer-Daniels-Midland Co.	25,718
	Ground Transportation – 3.9%
863	CSX Corp.	26,537
129	Union Pacific Corp.	26,269
		52,806
	Health Care Equipment & Supplies – 3.6%
245	Abbott Laboratories	23,728
95	Stryker Corp.	25,961
		49,689
	Health Care Providers & Services – 4.0%
145	Cencora, Inc.	26,096

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
55	UnitedHealth Group, Inc.	$27,730
		53,826
	Household Durables – 3.8%
264	Garmin Ltd.	27,773
4	NVR, Inc. (a)	23,853
		51,626
	Household Products – 3.9%
363	Colgate-Palmolive Co.	25,813
183	Procter & Gamble (The) Co.	26,692
		52,505
	Industrial Conglomerates – 3.9%
254	General Electric Co.	28,080
134	Honeywell International, Inc.	24,755
		52,835
	Insurance – 10.4%
387	Aflac, Inc.	29,702
341	Arch Capital Group Ltd. (a)	27,181
393	Brown & Brown, Inc.	27,447
146	Marsh & McLennan Cos., Inc.	27,784
459	W.R. Berkley Corp.	29,142
		141,256
	IT Services – 2.0%
89	Accenture PLC, Class A	27,333
	Machinery – 3.9%
110	Illinois Tool Works, Inc.	25,334
319	PACCAR, Inc.	27,121
		52,455
	Oil, Gas & Consumable Fuels – 2.2%
177	Chevron Corp.	29,846
	Pharmaceuticals – 9.9%
433	Bristol-Myers Squibb Co.	25,131
61	Eli Lilly & Co.	32,765
165	Johnson & Johnson	25,699
254	Merck & Co., Inc.	26,149
749	Pfizer, Inc.	24,845
		134,589
	Professional Services – 4.0%
118	Automatic Data Processing, Inc.	28,388
227	Paychex, Inc.	26,180
		54,568
	Specialty Retail – 4.1%
87	Home Depot (The), Inc.	26,288
327	TJX (The) Cos., Inc.	29,064
		55,352

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals – 1.8%
146	Apple, Inc.	$24,997
	Total Investments – 98.9%	1,343,621
	(Cost $1,380,123)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.8%
	Put Options Purchased – 0.8%
2	S&P 500® Index	$857,610	$4,215.00	10/20/23	6,742
11	S&P 500® Mini Index	471,691	422.00	10/20/23	4,422
	Total Purchased Options				11,164
	(Cost $13,392)
WRITTEN OPTIONS – (0.0)%
	Call Options Written – (0.0)%
(2)	S&P 500® Index	(857,610)	4,620.00	10/20/23	(74)
(11)	S&P 500® Mini Index (b)	(471,691)	462.00	10/20/23	(66)
	Total Call Options Written				(140)
	(Premiums received $10,990)
	Put Options Written – (0.0)%
(2)	S&P 500® Index	(857,610)	3,550.00	10/20/23	(290)
(11)	S&P 500® Mini Index	(471,691)	355.00	10/20/23	(182)
	Total Put Options Written				(472)
	(Premiums received $2,175)
	Total Written Options				(612)
	(Premiums received $13,165)

Net Other Assets and Liabilities – 0.3%	3,902
Net Assets – 100.0%	$1,358,075

(a)	Non-income producing security.
(b)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At September 30, 2023, investments noted as such are valued at $(66) or (0.0)% of net assets.

First Trust Capital Strength Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,343,621	$ 1,343,621	$ —	$ —
Purchased Options	11,164	11,164	—	—
Total	$ 1,354,785	$ 1,354,785	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$ (612)	$ (364)	$ (248)	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Variable Insurance Trust
September 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2023 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC or its affiliates (“Licensor”).  Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio.  Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate CoreTM Index which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate CoreTM Index.  Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash.  Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital StrengthTM Index, The International Capital StrengthTM Index and/or The Growth StrengthTM Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio, the First Trust International Developed Capital Strength Portfolio, the First Trust Growth Strength Portfolio, and the First Trust Capital Strength Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2023 (Unaudited)
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.